Debt - Senior Unsecured Notes (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Apr. 03, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Aug. 23, 2022 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount							$ 575,000,000
Total principal amount of indebtedness	$ 4,140,235,000	$ 3,300,396,000
Amortization of deferred financing costs and pension withdrawal liability	5,869,000	5,329,000	$ 5,095,000
Deferred financing costs	16,001,000	13,882,000
Senior Unsecured Notes and Term Loans
Debt Instrument [Line Items]
Unamortized deferred financing costs related to revolving credit facility	4,000,000.0	5,000,000.0
Private Senior A Notes, Due 2026 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 200,000,000	200,000,000
Contractual Interest Rate	4.68%			4.68%
Unamortized debt issuance cost	$ 200,000
Total principal amount of indebtedness	200,000,000.0	200,000,000
Private Series B Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 400,000,000.0	400,000,000
Contractual Interest Rate	4.86%			4.86%
Total principal amount of indebtedness	$ 400,000,000	400,000,000
Private Series C Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 350,000,000.0	350,000,000
Contractual Interest Rate	4.10%			4.10%
Total principal amount of indebtedness	$ 350,000,000	350,000,000
Private Series D Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount | €				€ 400,000		€ 400,000
Contractual Interest Rate	1.62%			1.62%
Total principal amount of indebtedness | €				€ 469,856		414,146
Private Series E Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount | €				€ 350,000		350,000
Contractual Interest Rate	1.65%			1.65%
Total principal amount of indebtedness | €				€ 411,124		€ 362,378
Series A, B, C, D, and E Senior Notes
Debt Instrument [Line Items]
Principal early repayment, percentage	5.00%
Discount rate, percentage	0.50%
Repayment percentage of principal amount	100.00%
Series A, B, C, D, and E Senior Notes | Senior Notes
Debt Instrument [Line Items]
Maximum leverage ratio	60.00%			60.00%
Debt instrument, covenant, fixed charge coverage ratio, maximum	150.00%			150.00%
Minimum fixed charge coverage ratio	1.00			1.00
Debt instrument, covenant, unsecured debt service ratio, maximum	200.00%			200.00%
Debt instrument, covenant, unsecured debt sercive ratio, minimum	1.00			1.00
Series A, B, C, D, and E Senior Notes | Senior Notes | Minimum
Debt Instrument [Line Items]
Debt instrument, covenant, unsecured indebtedness	60.00%			60.00%
Debt instrument, covenant, secured indebtedness	40.00%			40.00%
Series A, B, C, D, and E Senior Notes | Senior Notes | Maximum
Debt Instrument [Line Items]
Debt instrument, covenant, unsecured indebtedness	100.00%			100.00%
Debt instrument, covenant, secured indebtedness	100.00%			100.00%
Public 5.409% Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000.0	500,000,000
Contractual Interest Rate	5.41%			5.41%
Interest rate	5.409%
Total principal amount of indebtedness	$ 500,000,000	500,000,000
Public Senior Unsecured Four Percent Coupon Notes | Minimum
Debt Instrument [Line Items]
Debt instrument, covenant, assets to unsecured indebtedness ratio	150.00%			150.00%
Public Senior Unsecured Four Percent Coupon Notes | Senior Notes
Debt Instrument [Line Items]
Unamortized debt issuance cost	$ 6,100,000
Public Senior Unsecured Four Percent Coupon Notes | Senior Notes | Minimum
Debt Instrument [Line Items]
Debt instrument, covenant, secured indebtedness	40.00%			40.00%
Debt instrument, covenant, assets to unsecured indebtedness ratio	60.00%			60.00%
Debt instrument, covenant, interest coverage ratio	150.00%			150.00%
Public Senior Unsecured Four Percent Coupon Notes | Senior Notes | Maximum
Debt Instrument [Line Items]
Debt instrument, covenant, secured indebtedness	100.00%			100.00%
Debt instrument, covenant, assets to unsecured indebtedness ratio	100.00%			100.00%
Debt instrument, covenant, interest coverage ratio	100.00%			100.00%
Public Senior Unsecured Four Percent Coupon Notes | Senior Unsecured Notes and Term Loans
Debt Instrument [Line Items]
Unamortized deferred financing costs related to revolving credit facility	$ 5,500,000	$ 6,000,000.0
Public Senior Unsecured 5.600% Coupon Notes | Senior Notes
Debt Instrument [Line Items]
Contractual Interest Rate					5.60%
Unamortized deferred financing costs related to revolving credit facility	4,300,000
Unamortized debt issuance cost	$ 4,200,000
Total principal amount of indebtedness					$ 400,000,000.0
Principal amount, percent	99.862%			99.862%
Amortization of deferred financing costs and pension withdrawal liability	$ 600,000
Deferred financing costs	$ 4,800,000